Cash Equivalents and Marketable Securities - Estimated Fair Value of Cash Equivalents and Marketable Securities and the Gross Unrealized Gains and Losses (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Cash equivalents, amortized cost	$ 72,362	$ 26,007	$ 8,888
Cash equivalents,Gross Unrealized Gains	3	1
Cash equivalents, gross unrealized losses	0	(3)	0
Cash equivalents, estimated fair value	72,365	26,005	8,888
Marketable securities, amortized cost	113,121	20,877	78,024
Marketable securities, gross unrealized gains	1	2	3
Marketable securities, gross unrealized losses	(115)	(31)	(41)
Marketable securities, estimated fair value	113,007	20,848	77,986
Money market funds
Debt Securities, Available-for-Sale [Line Items]
Cash equivalents, amortized cost	55,451	15,250	8,888
Cash equivalents,Gross Unrealized Gains	0	0
Cash equivalents, gross unrealized losses	0	0	0
Cash equivalents, estimated fair value	55,451	15,250	8,888
Commercial paper
Debt Securities, Available-for-Sale [Line Items]
Cash equivalents, amortized cost	16,911	7,021
Cash equivalents,Gross Unrealized Gains	3	1
Cash equivalents, gross unrealized losses	0	(2)
Cash equivalents, estimated fair value	16,914	7,020
Marketable securities, amortized cost	90,272	16,644	65,443
Marketable securities, gross unrealized gains	0	2	3
Marketable securities, gross unrealized losses	(93)	(25)	(34)
Marketable securities, estimated fair value	90,179	16,621	65,412
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Marketable securities, amortized cost	22,849	3,738	12,581
Marketable securities, gross unrealized gains	1	0
Marketable securities, gross unrealized losses	(22)	(6)	(7)
Marketable securities, estimated fair value	22,828	3,732	$ 12,574
U.S. government securities
Debt Securities, Available-for-Sale [Line Items]
Cash equivalents, amortized cost		3,736
Cash equivalents,Gross Unrealized Gains		0
Cash equivalents, gross unrealized losses		(1)
Cash equivalents, estimated fair value		3,735
Marketable securities, amortized cost	0	495
Marketable securities, gross unrealized gains	0	0
Marketable securities, gross unrealized losses	0	0
Marketable securities, estimated fair value	$ 0	$ 495